Subsequent Events	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

12.    Subsequent Events.

Subsequent to quarter end, the Company filed a Registration Statement on Form S-1 to register for sale 10,500,000 units of its securities, with each unit consisting of one share of the Company's common stock and a warrant to purchase up to one-half of a share of the Company's common stock. The Company's registration statement became effective on May 7, 2012. To date, no shares of common stock or warrants to purchase shares of common stock have been sold under the Company's Form S-1 registration statement.